SUBSEQUENT EVENTS (Details Narrative)									1 Months Ended	4 Months Ended	12 Months Ended
	May 08, 2025 USD ($)	May 02, 2025	Mar. 28, 2025 USD ($)	Mar. 17, 2025 shares	Feb. 24, 2025 shares	Jan. 02, 2025 USD ($)	Aug. 30, 2024 USD ($)	Aug. 24, 2024 USD ($)	Jan. 31, 2023 shares	Apr. 30, 2025 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	May 06, 2025 shares	Mar. 16, 2025 shares	Feb. 23, 2025 shares	Sep. 16, 2024 shares	Aug. 29, 2024 shares	Aug. 28, 2024 shares	Jul. 10, 2024 shares	Mar. 07, 2023 shares
IfrsStatementLineItems [Line Items]
Debt repaid											$ 34,000	$ 30,000
Number of authorized ordinary shares | shares											23,951	18
Gross proceeds											$ 3,303,000	$ 2,606,000	$ 581,000
Principal amount							$ 29,200
Maturity date							June 30, 2025	maturity date to February 24, 2025
Number of outstanding shares | shares												579					793			1,818	1,000,000
Principal amount							$ 223,700	$ 407,000
Share options [member]
IfrsStatementLineItems [Line Items]
Number of authorized ordinary shares | shares									864,000
2022 incentive equity plan [member]
IfrsStatementLineItems [Line Items]
Number of authorized ordinary shares | shares																		53,500,000	1,045,000
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Warrant exercise addition value						$ 1,510,000
Gross proceeds			$ 295,500,000
Principal amount	$ 6,875,000		$ 257,000
Interest rate			12.00%
Principal amount			$ 30,800
Maturity date			The maturity date of the promissory note is March 30, 2026. The accrued, unpaid interest and outstanding principal, subject to adjustment, shall be paid in five payments as follows: (1) on September 30, 2025, $163; (2) on October 30, 2025, $27.2; (3) on November 30, 2025, $27.2; (4) on December 30, 2025, $27.2; (5) on January 30, 2026, $27.2; (5) on February 28, 2026, $27.2, and (5) on March 30, 2026, $27.2.
Fee expense			$ 7,000.0
Deferred share description		1 ordinary share of $0.00000000000001 par value with the same rights as each current ordinary share, and 470,250,014,886,351 new deferred shares of US$0.00000000000001 par value with the following rights: (i) each new deferred share shall not entitle the holder thereof to receive notice, attend or vote at general meetings of the Company; (ii) each New Deferred Share shall not entitle the holder thereof to participate in any dividends declared or paid by the Company; and (iii) on a return of capital on a winding up or otherwise, each New Deferred Share shall entitle the holder thereof to receive an amount of US$0.00000000000001 on each deferred share after an amount of $1,000,000,000 has been paid in respect of each ordinary share.
Number of outstanding shares | shares														972,248,000
Additional ordinary shares issued | shares														408,551,000
Ordinary shares issued on conversion | shares														543,644,000
Fees	5,500,000
Brokerage fee	$ 855,000
Interest rate description	The RBW note carries an original issue discount (OID) of 20%, bears 0% interest per year. RBW has the right to convert the outstanding principal into Company Ordinary Shares at a 15% discount
Principal amount	$ 1,375,000
Nonadjusting event [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of fully vested restricted stock units granted | shares					1,070,000
Nonadjusting event [member] | 2022 incentive equity plan [member]
IfrsStatementLineItems [Line Items]
Number of authorized ordinary shares | shares				2,531,668	2,396,668										2,396,668	111,668
Nonadjusting event [member] | 2022 incentive equity plan [member] | Share options [member]
IfrsStatementLineItems [Line Items]
Number of authorized ordinary shares | shares				135,000	1,215,000
Nonadjusting event [member] | Bridge loans [member]
IfrsStatementLineItems [Line Items]
Debt repaid										$ 250,000
Nonadjusting event [member] | Promissory note [nember]
IfrsStatementLineItems [Line Items]
Debt repaid										$ 185,000